STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			97 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash flows used in operating activities
Net Income (Loss)	$ (37,762)	$ (99,631)	$ (526,369)	$ (7,024,947)
Adjustments to reconcile net loss to net cash flows from operating activities
General and administrative - stock-based compensation		7,650	9,963	4,325,999
Gain on disposal of vehicle		(5,000)		(5,000)
Depreciation			5,001	76,540
Change in operating assets and liabilities
Accounts receivable, related party				5,000
Prepaid expenses		15,281	14,719	(875)
Accounts payable and accrued expenses	100	(1,111)	(1,476)	2,800
Accounts payable and accrued expenses - related party	(3,846)	(1,930)	427,990	838,333
Net cash used in operating activities	(41,508)	(84,741)	(70,172)	(1,782,150)
Cash flows provided by (used in) investing activities
Proceeds on disposal of vehicle		5,000		5,000
Fixed assets addition				(76,540)
Cash provided by (used in) investing activities		5,000		(71,540)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants				1,749,955
Cash provided by financing activities				1,749,955
Decrease in cash	(41,508)	(79,741)	(70,172)	(103,735)
Cash, beginning of period	148,698	228,439	298,611	210,925
Cash, end of period	107,190	148,698	228,439	107,190
Stock issued for accounts payable and debt settlement		$ 430,000		$ 838,333